Personnel Expenses - Summary of Personnel Expense (Detail) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) Employee	Dec. 31, 2018 EUR (€) Employee	Dec. 31, 2017 EUR (€) Employee
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	€ 541	€ 409	€ 348
Social costs	111	90	136
Contributions to retirement plans	26	20	17
Share-based payments	122	88	65
Other employee benefits	88	60	48
Personnel expenses	€ 888	€ 667	€ 614
Average full-time employees | Employee	4,405	3,651	2,960